CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, except Share data	Total	Common Stock	Additional Paid-In Capital	Retained Earnings (Deficit)	Accumulated Other Comprehensive Income (Loss)	Non-controlling Interest	Total Comprehensive Income
Balance at Dec. 31, 2007	$ 2,912,098		$ 2,353,911	$ 366,652	$ 170,507	$ 21,028
Balance (in shares) at Dec. 31, 2007		100
Increase (Decrease) in Stockholders' Equity
Net loss attributable to The Hertz Corporation and Subsidiaries' common stockholder	(1,206,524)			(1,206,524)			(1,206,524)
Change in fair value of derivatives qualifying as cash flow hedges, net of tax of $31,885 in 2010, $(25,555) in 2009 and $(28,429) in 2008	(44,012)				(44,012)		(44,012)
Translation adjustment changes, net of tax of $6,938 in 2010, $3,100 in 2009 and $(7,606) in 2008	(163,359)				(163,359)		(163,359)
Unrealized holding gains (losses) on securities, net of tax of $0 in 2010, $0 in 2009 and $6 in 2008	120				120		120
Unrealized gain (loss) on Euro-denominated debt, net of tax of $12,656 in 2010, $5,182 in 2009 and $5,665 in 2008	12,116				12,116		12,116
Defined benefit pension plans:
Amortization or settlement recognition of net gain	505				505		505
Net loss arising during the period	(114,279)				(114,279)		(114,279)
Income tax related to defined pension plans	38,267				38,267		38,267
Defined benefit pension plans, net	(75,507)				(75,507)		(75,507)
Total Comprehensive Income (Loss)	(1,477,166)						(1,477,166)
Dividend payment to noncontrolling interest	(24,150)					(24,150)
Net income relating to noncontrolling interest	20,786					20,786
Stock-based employee compensation charges, net of tax of $0 in 2010, $0 in 2009 and $643 in 2008	27,380		27,380
Hertz Holdings common and phantom shares issued to Directors	393		393
Balance at Dec. 31, 2008	1,459,341		2,381,684	(839,872)	(100,135)	17,664
Balance (in shares) at Dec. 31, 2008		100
Increase (Decrease) in Stockholders' Equity
Net loss attributable to The Hertz Corporation and Subsidiaries' common stockholder	(110,535)			(110,535)			(110,535)
Change in fair value of derivatives qualifying as cash flow hedges, net of tax of $31,885 in 2010, $(25,555) in 2009 and $(28,429) in 2008	39,852				39,852		39,852
Translation adjustment changes, net of tax of $6,938 in 2010, $3,100 in 2009 and $(7,606) in 2008	77,528				77,528		77,528
Unrealized holding gains (losses) on securities, net of tax of $0 in 2010, $0 in 2009 and $6 in 2008	(20)				(20)		(20)
Unrealized gain (loss) on Euro-denominated debt, net of tax of $12,656 in 2010, $5,182 in 2009 and $5,665 in 2008	(3,509)				(3,509)		(3,509)
Defined benefit pension plans:
Amortization or settlement recognition of net gain	1,132				1,132		1,132
Net loss arising during the period	(31,864)				(31,864)		(31,864)
Income tax related to defined pension plans	13,685				13,685		13,685
Defined benefit pension plans, net	(17,047)				(17,047)		(17,047)
Total Comprehensive Income (Loss)	(13,731)						(13,731)
Dividend payment to noncontrolling interest	(15,050)					(15,050)
Net income relating to noncontrolling interest	14,679					14,679
Stock-based employee compensation charges, net of tax of $0 in 2010, $0 in 2009 and $643 in 2008	35,464		35,464
Capital invested by Hertz Global Holdings, Inc.	990,117		990,117
Proceeds from employee stock purchase plan	2,823		2,823
Hertz Holdings common and phantom shares issued to Directors	430		430
Balance at Dec. 31, 2009	2,474,073		3,410,518	(950,407)	(3,331)	17,293
Balance (in shares) at Dec. 31, 2009		100
Increase (Decrease) in Stockholders' Equity
Net loss attributable to The Hertz Corporation and Subsidiaries' common stockholder	(17,746)			(17,746)			(17,746)
Dividends paid to Hertz Global Holdings, Inc.	(23,000)			(23,000)			(23,000)
Unrealized loss on investment, net of tax of $0	(19)				(19)		(19)
Change in fair value of derivatives qualifying as cash flow hedges, net of tax of $31,885 in 2010, $(25,555) in 2009 and $(28,429) in 2008	49,759				49,759		49,759
Translation adjustment changes, net of tax of $6,938 in 2010, $3,100 in 2009 and $(7,606) in 2008	(17,213)				(17,213)		(17,213)
Unrealized holding gains (losses) on securities, net of tax of $0 in 2010, $0 in 2009 and $6 in 2008	31				31		31
Unrealized gain (loss) on Euro-denominated debt, net of tax of $12,656 in 2010, $5,182 in 2009 and $5,665 in 2008	12,358				12,358		12,358
Defined benefit pension plans:
Amortization or settlement recognition of net gain	4,073				4,073		4,073
Net loss arising during the period	(8,629)				(8,629)		(8,629)
Income tax related to defined pension plans	794				794		794
Defined benefit pension plans, net	(3,762)				(3,762)		(3,762)
Total Comprehensive Income (Loss)	408						408
Dividend payment to noncontrolling interest	(18,200)					(18,200)
Net income relating to noncontrolling interest	17,409					17,409
Stock-based employee compensation charges, net of tax of $0 in 2010, $0 in 2009 and $643 in 2008	36,560		36,560
Excess tax benefits from exercise of stock options	(258)		(258)
Proceeds from employee stock purchase plan	3,774		3,774
Hertz Holdings common and phantom shares issued to Directors	1,425		1,425
Balance at Dec. 31, 2010	$ 2,515,191		$ 3,452,019	$ (991,153)	$ 37,823	$ 16,502
Balance (in shares) at Dec. 31, 2010		100